Income Taxes - Reconciliation of income tax provision (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 02, 2021	Dec. 31, 2022
Income Taxes
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Predecessor	Successor
Tax at federal statutory rate		$ (12,166)		$ (30,744)	$ (327,536)
Non-controlling interest and nontaxable income		8,359		$ 30,744	260,020
Change in valuation allowance		2,832			33,961
Investment in P3 LLC		1,550			35,147
Other reconciling items		$ (575)			270
Total income tax expense			$ 290		$ 1,862
Effective tax rate					(0.10%)